Acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Acquisitions	Purchase consideration - cash outflow

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Outflow of cash for business combinations, net of cash acquired	€m	€m	€m
Net cash consideration (received)/paid	(0.4)	640.9	113.0
Less cash acquired	—	(43.6)	(0.1)
Net (inflow)/outflow of cash - investing activities	(0.4)	597.3	112.9
Indemnification assets

	Year ended December 31, 2022	Year ended December 31, 2021
	€m	€m
Balance at January 1	9.5	15.4
Release of indemnified provision	(7.7)	(5.9)
Balance at December 31	1.8	9.5